INCOME TAX EXPENSE (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes
Provision for income taxes			¥ 8
Hong Kong
Income Taxes
Provision for income taxes	¥ 0
Reconciliation between the effective income tax rate and the PRC statutory income tax rate (as a percent)
Statutory tax rate	16.50%
PRC
Income Taxes
Preferential tax rate	15.00%
Reconciliation between the effective income tax rate and the PRC statutory income tax rate (as a percent)
Statutory tax rate	25.00%	25.00%
Tax effect of other expenses that are not deductible in determining taxable profit	(3.00%)	(3.00%)
Effect of changing tax rate due to high-tech enterprise qualification		(11.00%)
Taxable income derived from the inter group debt waiver	(35.00%)
Effect of enacted tax rate change	6.00%	5.00%
Effect of change in valuation allowance	7.00%	(16.00%)
Effective tax rate	0.00%	0.00%